First Trust Expanded Technology ETF Average Annual Total Returns		12 Months Ended	23 Months Ended	39 Months Ended	43 Months Ended	60 Months Ended	61 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		36.61%			19.63%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	22.96%	11.27%	11.23%	14.53%	15.31%
First Trust Expanded Technology ETF
Prospectus [Line Items]
Average Annual Return, Percent		29.61%			12.48%
Performance Inception Date	Jun. 14, 2021
First Trust Expanded Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.54%			12.39%
First Trust Expanded Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.53%			9.78%